Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,000.00
Previously Paid Amount	79.41
Total Fee Amount	79.41
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 575,000.00
Final Prospectus	true